Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 261,192	$ 284,028
Finished goods	3,276	20,791
Total	$ 264,468	$ 304,823